MASSMUTUAL SELECT FUNDS

Supplement dated June 11, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Select Small Cap Value Equity Fund:

Effective as of the close of business on June 18, 2013, Class N shares of the Small Cap Value Equity Fund will be no longer available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-13-04

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Cap Value Equity Fund

Supplement dated June 11, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective as of the close of business on June 18, 2013, Class N shares will be no longer available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01